Form N-1A Supplement	Jun. 12, 2026
CoinShares Bitcoin Mining ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement To the Fund’s Summary Prospectus, Prospectus and Statement of
Additional Information

IMPORTANT NOTICE REGARDING CHANGE IN THE FUND’S
INVESTMENT POLICY, NAME AND PRINCIPAL INVESTMENT STRATEGY

CoinShares Bitcoin Mining ETF. The Board of Trustees of the Trust considered and approved a change to the name of the Fund. Effective on or about August 11, 2026 (the “Effective Date”), the Fund’s name will change to the “CoinShares Bitcoin Mining and Digital Power ETF.”